SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Assets Measured at Fair Value on Recurring Basis) (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short-term investments	$ 106,520	$ 108,805
Investments accounted for at fair value	34,471	24,117
Quoted Prices in Active Markets for Identical Assets (Level 1)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments accounted for at fair value	3,260	24,117
Significant Other Observable Inputs (Level 2)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short-term investments	106,520	$ 108,805
Unobservable Inputs (Level 3)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments accounted for at fair value	$ 31,211